Intangable Assets, Net (Details) - Schedule of intangable assets, net - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 56,948,933	$ 55,970,204
Accumulated amortization and impairment	14,232,339	8,671,084
Net carrying value	42,716,594	47,299,120
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	195,560	182,893
Accumulated amortization and impairment	195,560	182,704
Net carrying value		189
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	847,181
Net carrying value	847,181
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	1,308,033	1,223,302
Accumulated amortization and impairment	1,308,033	1,223,302
Net carrying value
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	54,598,159	54,564,009
Accumulated amortization and impairment	12,728,746	7,265,078
Net carrying value	$ 41,869,413	$ 47,298,931